PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT, NET

Plant and equipment, net, consisted of the following:

	As of June 30,
	2026	2025
Electronic equipment	$399,979	$443,076
Transportation equipment	106,098	100,484
Leasehold improvements	751,740	-
Less: accumulated depreciation	(378,472)	(419,057)
Plant and equipment, net	$879,345	$124,503